COMMITMENTS	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
COMMITMENTS

a) Crypto Currency Deposit and Exchange Services

On March 31, 2015, the Company entered into an agreement with Mega Idea Holdings Limited, dba ANX (“ANX”), to provide Crypto-currency deposit and exchange services. Pursuant to the terms of the agreement, the Company is required to pay monthly maintenance fees of US$10,000 for maintenance and support of the exchange platform. The agreement with ANX is for a term of three years.

On April 7, 2017 (the “effective date”), the Company entered into a revised agreement with ANX. Pursuant to the terms of the agreement, the Company is required to pay monthly maintenance fees of US$1,500 for the first six months commencing the first month after the effective date, and US$5,000 thereafter. The revised agreement with ANX is for a term of two years.

On June 1, 2018 the Company entered into a contract for consulting services. The Company agreed pay the Consultant US$10,000 per month and issued a Convertible Promissory Note to the Consultant in the amount of $64,820 (US$50,000) (See Note 9)

b) Finder’s Fee Agreement

The Company has entered into various finder’s fee agreements whereby the Company is required to pay cash finder’s fee of 10% of all monies raised through these parties. The terms of these agreements are for periods of one year.